Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

DWS Global Income Builder Fund

Dokyoung Lee has been added as a portfolio manager of the fund and, together with John D. Ryan, Darwei Kung, Di Kumble and Kevin Bliss, is responsible for the day-to-day management of the fund.

The following information replaces the existing tables for DWS Global Income Builder Fund in “Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for Dokyoung Lee is provided as of November 12, 2018 and the information for John D. Ryan, Darwei Kung, Di Kumble and Kevin Bliss is provided as of October 31, 2018:

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
John D. Ryan	$0	$50,001 - $100,000
Darwei Kung	$10,001 - $50,000	$100,001 - $500,000
Di Kumble	$0	$50,001 - $100,000
Kevin Bliss	$0	$0
Dokyoung Lee	$0	$0

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
John D. Ryan	4	$492,160,619	0	$0
Darwei Kung	6	$3,666,269,753	0	$0
Di Kumble	8	$6,775,595,016	0	$0
Kevin Bliss	4	$492,160,619	0	$0
Dokyoung Lee	0	$0	0	$0

January 10, 2019
SAISTKR-456

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
John D. Ryan	1	$407,600,816	0	$0
Darwei Kung	3	$27,653,759	0	$0
Di Kumble	0	$0	0	$0
Kevin Bliss	0	$0	0	$0
Dokyoung Lee	0	$0	0	$0

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
John D. Ryan	0	$0	0	$0
Darwei Kung	2	$245,968,158	0	$0
Di Kumble	17	$4,569,882,760	0	$0
Kevin Bliss	0	$0	0	$0
Dokyoung Lee	0	$0	0	$0

Please Retain This Supplement for Future Reference

January 10, 2019
SAISTKR-456